DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of deferred taxes [text block] [Abstract]
Disclosure of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks [text block]	The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2017 £m	2016 £m	Tax disclosure	2017 £m	2016 £m
Deferred tax assets	2,284	2,706	Deferred tax assets	4,989	5,634
Deferred tax liabilities	–	–	Deferred tax liabilities	(2,705)	(2,928)
Asset at 31 December	2,284	2,706	Asset at 31 December	2,284	2,706

Disclosure Of Deferred Taxes	Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Other temporary differences £m	Total £m
At 1 January 2016	4,890	1,089	102	28	91	395	6,595
(Charge) credit to the income statement	(592)	(120)	(1,981)	12	(17)	(357)	(3,055)
(Charge) credit to other comprehensive income	–	–	2,107	–	–	–	2,107
Other (charge) credit to equity	–	–	–	–	(13)	–	(13)
At 31 December 2016	4,298	969	228	40	61	38	5,634
(Charge) credit to the income statement	(264)	(226)	(287)	(7)	7	(28)	(805)
(Charge) credit to other comprehensive income	–	–	149	25	–	–	174
Other (charge) credit to equity	–	–	–	–	(17)	–	(17)
Impact of acquisitions and disposals	–	–	–	–	–	3	3
At 31 December 2017	4,034	743	90	58	51	13	4,989

Deferred tax liabilities	Long-term assurance business £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Available-for- sale asset revaluation £m	Other temporary differences £m	Total £m
At 1 January 2016	(641)	(891)	(174)	(395)	(11)	(506)	(2,618)
(Charge) credit to the income statement	(273)	93	1,876	232	23	252	2,203
(Charge) credit to other comprehensive income	–	–	(1,787)	(466)	(246)	–	(2,499)
Exchange and other adjustments	–	–	–	(14)	–	–	(14)
At 31 December 2016	(914)	(798)	(85)	(643)	(234)	(254)	(2,928)
(Charge) credit to the income statement	115	76	199	(139)	(40)	116	327
(Charge) credit to other comprehensive income	–	–	(295)	283	67	–	55
Impact of acquisitions and disposals	–	(157)	–	–	–	(2)	(159)
At 31 December 2017	(799)	(879)	(181)	(499)	(207)	(140)	(2,705)